Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted Share Units and Performance Share Units Activity

A summary of activity under the Company’s share-based payment plans for the year ended December 31, 2016 is presented below:

Restricted share units (“RSUs”) and performance share units (“PSUs”)

	RSUs		PSUs
	Units (thousands)	Weighted Average Grant-Date Fair Value	Units (thousands)	Weighted Average Grant-Date Fair Value
Granted	248	$21.18	46	$20.52

December 31, 2016	248	$21.18	46	$20.52

Schedule of Weighted Average Assumptions Utilized for PSUs Grants

Compensation cost for PSUs granted under the Omnibus Plan is based on the fair value of each award, measured by applying a Monte Carlo simulation method on the date of grant, using the following weighted-average assumptions:

Year Ended December 31, 2016
Expected volatility	26%
Expected term	3 yrs.
Expected dividend yield	0%
Risk-free interest rate	0.9%
Weighted-average fair value of PSUs granted	$20.52